Long-Term Debt, net - Annual Loan Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 38,487	$ 37,163
Loan Balance	41,109	37,863
EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	37,000
Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	800	2,200
Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	3,309
Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		22,163
Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		6,000
Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		7,500
Not later than one year
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0	23,934
Not later than one year | EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0
Not later than one year | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0	0
Not later than one year | Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0
Not later than one year | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		22,163
Not later than one year | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		889
Not later than one year | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		882
Later than one year and not later than two years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	10,079	3,971
Later than one year and not later than two years | EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	5,970
Later than one year and not later than two years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	800	2,200
Later than one year and not later than two years | Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	3,309
Later than one year and not later than two years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		0
Later than one year and not later than two years | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		889
Later than one year and not later than two years | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		882
Later than two years and not later than three years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		1,771
Later than two years and not later than three years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		0
Later than two years and not later than three years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		0
Later than two years and not later than three years | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		889
Later than two years and not later than three years | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		882
Later than three years and not later than four years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		1,771
Later than three years and not later than four years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		0
Later than three years and not later than four years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		0
Later than three years and not later than four years | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		889
Later than three years and not later than four years | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		882
Later than four years and not later than five years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		6,416
Later than four years and not later than five years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		0
Later than four years and not later than five years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		0
Later than four years and not later than five years | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		2,444
Later than four years and not later than five years | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		$ 3,972
Later than two years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	31,030
Later than two years | EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	31,030
Later than two years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0
Later than two years | Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 0